CVC - EQUITY AND LONG-TERM INCENTIVE PLANS, Restricted Stock Award Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 20, 2016	Dec. 31, 2015
Performance Shares
Restricted Shares, Additional Disclosures [Abstract]
Share-based compensation arrangement by share-based payment award, purchase price of common stock (percent)			150.00%
Cablevision Systems Corporation And Subsidiaries
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Balance at beginning of period, weighted average grant date fair value (in dollars per share)	$ 17.53	$ 17.53	$ 15.46
Granted weighted average grant date fair value (in dollars per share)			19.43
Vested weighted average grant date fair value (in dollars per share)		15.35	14.48
Awards forfeited, weighted average fair value per share at date of grant (in dollars per share)		$ 18.38	17.28
Balance at end of period, weighted average grant date fair value (in dollars per share)			$ 17.53
Cablevision Systems Corporation And Subsidiaries | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)	4,967,748	4,967,748	5,314,870
Granted (in shares)			1,747,870
Vested (in shares)		(2,239,167)	(1,598,363)
Forfeited (in shares)		(85,900)	(496,629)
Ending balance (in shares)		2,642,681	4,967,748
Cablevision Systems Corporation And Subsidiaries | Performance Based Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)	1,880,100	1,880,100	2,035,300
Granted (in shares)			584,400
Vested (in shares)		(753,296)	(739,600)
Ending balance (in shares)		1,126,804	1,880,100
Cablevision Systems Corporation And Subsidiaries | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)	1,772,430	1,772,430
Granted (in shares)			1,851,700
Forfeited (in shares)		(47,490)	(79,270)
Ending balance (in shares)		1,724,940	1,772,430
Cablevision Systems Corporation And Subsidiaries | Cablevision Systems Corporation Employee Stock Plan
Restricted Shares, Additional Disclosures [Abstract]
Share-based compensation arrangement by share-based payment award, purchase price of common stock (percent)			2337963.00%
Number of restricted shares surrendered by employees (in shares)	1,248,875		1,004,950
Aggregate value of restricted shares surrendered by employees	$ 41,469		$ 19,141
Cablevision Systems Corporation And Subsidiaries | Cablevision Systems Corporation Employee Stock Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Vested (in shares)	(2,992,463)		(2,337,963)